PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Communication Services : 3.3%
36,715
BCE, Inc.
$ 1,401,563
0.5
1,787
Cable One, Inc.
1,100,149
0.4
8,499
Electronic Arts, Inc.
1,023,280
0.4
138,239  Entravision
Communications Corp.
- Class A
504,572
0.2
79,844
Fox Corp. - Class B
2,305,895
0.8
65,384  Interpublic Group of
Cos., Inc.
1,873,905
0.6
14,657
Omnicom Group, Inc.
1,091,653
0.4
11,147  Townsquare Media,
Inc. - Class A
97,202
0.0
9,398,219
3.3
Consumer Discretionary : 7.0%
49,908
(1)
Accel Entertainment,
Inc.
546,492
0.2
10,556
(1)
Aptiv PLC
1,040,716
0.4
13,532
(1)(2)
Atmus Filtration
Technologies, Inc.
282,142
0.1
56,431
BorgWarner, Inc.
2,278,119
0.8
8,055
Boyd Gaming Corp.
489,986
0.2
22,221
Brunswick Corp.
1,755,459
0.6
1,389
(1)
Cavco Industries, Inc.
369,002
0.1
53,814  Cie Generale des
Etablissements
Michelin SCA
1,647,083
0.6
26,655
(1)
Dave & Buster's
Entertainment, Inc.
988,101
0.3
27,448
(1)
Dollar Tree, Inc.
2,921,840
1.0
39,495
(1)
Everi Holdings, Inc.
522,124
0.2
15,284
(1)
Malibu Boats, Inc.
- Class A
749,222
0.3
27,696
(1)
MarineMax, Inc.
908,983
0.3
23,706
(1)(2)
OneWater Marine, Inc.
- Class A
607,348
0.2
3,653  Penske Automotive
Group, Inc.
610,270
0.2
7,187
(1)
Planet Fitness, Inc.
- Class A
353,457
0.1
11,206
(1)
Red Robin Gourmet
Burgers, Inc.
90,096
0.0
31,088
(1)
Skyline Champion
Corp.
1,980,927
0.7
54,929
(1)
Solo Brands, Inc.
- Class A
280,138
0.1
55,668
Tapestry, Inc.
1,600,455
0.5
42,166
(1)
Vizio Holding Corp.
- Class A
228,118
0.1
20,250,078
7.0
Consumer Staples : 6.3%
170,083
Conagra Brands, Inc.
4,663,676
1.6
39,969  Edgewell Personal
Care Co.
1,477,254
0.5
15,784
General Mills, Inc.
1,010,018
0.4
8,286
J M Smucker Co.
1,018,432
0.4
57,106
Kenvue, Inc.
1,146,688
0.4
26,462
Kimberly-Clark Corp.
3,197,933
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
125,264  Koninklijke Ahold
Delhaize NV
$ 3,775,418
1.3
18,090  Spectrum Brands
Holdings, Inc.
1,417,352
0.5
12,829  Turning Point Brands,
Inc.
296,222
0.1
18,002,993
6.3
Energy : 5.8%
45,133
Baker Hughes Co.
1,594,098
0.5
23,186
Cactus, Inc. - Class A
1,164,169
0.4
51,851
ChampionX Corp.
1,846,933
0.6
3,887
Chord Energy Corp.
629,966
0.2
9,444
Devon Energy Corp.
450,479
0.2
9,311  Diamondback Energy,
Inc.
1,442,088
0.5
26,617
(1)
Earthstone Energy,
Inc. - Class A
538,728
0.2
136,049
(3)
Enterprise Products
Partners L.P.
3,723,661
1.3
22,081
(2)
Enviva, Inc.
164,945
0.1
26,673
EQT Corp.
1,082,390
0.4
57,346  Magnolia Oil & Gas
Corp. - Class A
1,313,797
0.5
22,580  Northern Oil and Gas,
Inc.
908,393
0.3
26,948  Occidental Petroleum
Corp.
1,748,386
0.6
16,608,033
5.8
Financials : 20.4%
26,020
Aflac, Inc.
1,997,035
0.7
44,170
Allstate Corp.
4,920,980
1.7
22,508  A-Mark Precious
Metals, Inc.
660,160
0.2
26,009
Ameris Bancorp
998,485
0.3
30,792  Axis Capital Holdings
Ltd.
1,735,745
0.6
10,367
(1)
Axos Financial, Inc.
392,495
0.1
109,195  Bank of New York
Mellon Corp.
4,657,167
1.6
24,129
BankUnited, Inc.
547,728
0.2
102,695  Capitol Federal
Financial, Inc.
489,855
0.2
45,307  Columbia Banking
System, Inc.
919,732
0.3
77,637  Compass Diversified
Holdings
1,457,246
0.5
48,973
CVB Financial Corp.
811,483
0.3
9,088
(1)
Donnelley Financial
Solutions, Inc.
511,473
0.2
4,737
Enact Holdings, Inc.
128,989
0.0
28,376
(1)
Fidelis Insurance
Holdings Ltd.
416,560
0.1
123,196  First BanCorp/Puerto
Rico
1,658,218
0.6
87,756
First Hawaiian, Inc.
1,583,996
0.6
29,608  First Interstate
BancSystem, Inc.
- Class A
738,424
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,826
First Merchants Corp.
$ 328,999
0.1
147,088
FNB Corp.
1,587,080
0.6
15,707  Hanover Insurance
Group, Inc.
1,743,163
0.6
72,494  Home BancShares,
Inc.
1,518,024
0.5
4,316  Independent Bank
Group, Inc.
170,698
0.1
69,629
Northern Trust Corp.
4,837,823
1.7
137,667
Old National Bancorp
2,001,678
0.7
11,045
Origin Bancorp, Inc.
318,869
0.1
43,704  Pacific Premier
Bancorp, Inc.
950,999
0.3
22,487  Patria Investments Ltd.
- Class A
327,860
0.1
3,282
Popular, Inc.
206,799
0.1
1,604  Premier Financial
Corp.
27,364
0.0
13,497  Prosperity Bancshares,
Inc.
736,666
0.3
20,766  Provident Financial
Services, Inc.
317,512
0.1
22,871  Reinsurance Group of
America, Inc.
3,320,640
1.2
3,705  Selective Insurance
Group, Inc.
382,245
0.1
24,384
SouthState Corp.
1,642,506
0.6
26,874  T Rowe Price Group,
Inc.
2,818,276
1.0
82,757
Truist Financial Corp.
2,367,678
0.8
19,915
UMB Financial Corp.
1,235,726
0.4
30,555
US Bancorp
1,010,148
0.4
148,217  Valley National
Bancorp
1,268,738
0.4
17,265  Webster Financial
Corp.
695,952
0.2
18,249
Westamerica BanCorp
789,269
0.3
16,265  Willis Towers Watson
PLC
3,398,734
1.2
58,629,217
20.4
Health Care : 10.6%
9,328  AmerisourceBergen
Corp.
1,678,760
0.6
2,145
(1)
AMN Healthcare
Services, Inc.
182,711
0.1
21,444
Cardinal Health, Inc.
1,861,768
0.6
23,388
(1)
Centene Corp.
1,610,965
0.6
34,528  DENTSPLY SIRONA,
Inc.
1,179,476
0.4
67,073
Embecta Corp.
1,009,449
0.3
9,877
(1)
Enovis Corp.
520,814
0.2
73,186
(1)
Envista Holdings Corp.
2,040,426
0.7
57,330
(1)
Henry Schein, Inc.
4,256,752
1.5
15,045
(1)
Hologic, Inc.
1,044,123
0.4
12,252  Laboratory Corp. of
America Holdings
2,463,265
0.9
28,567
Quest Diagnostics, Inc.
3,481,175
1.2
37,121
(2)
Smith & Nephew PLC,
ADR
919,487
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
23,171  Universal Health
Services, Inc. - Class B
$ 2,913,290
1.0
46,166  Zimmer Biomet
Holdings, Inc.
5,180,749
1.8
30,343,210
10.6
Industrials : 16.2%
4,601  Barrett Business
Services, Inc.
415,194
0.1
40,685
(1)
Beacon Roofing
Supply, Inc.
3,139,661
1.1
22,409
Brink's Co.
1,627,790
0.6
57,618
Bunzl PLC
2,052,008
0.7
3,060
(1)
CECO Environmental
Corp.
48,868
0.0
33,195
Cie de Saint-Gobain
1,986,734
0.7
5,461
Cummins, Inc.
1,247,620
0.4
37,483
Deluxe Corp.
708,054
0.2
79,057
(1)
DIRTT Environmental
Solutions
31,662
0.0
8,416
(1)
DXP Enterprises, Inc.
294,055
0.1
3,184
(1)
Dycom Industries, Inc.
283,376
0.1
33,662
Emerson Electric Co.
3,250,739
1.1
2,423
Esab Corp.
170,143
0.1
102,722
(1)
Gates Industrial Corp.
PLC
1,192,602
0.4
6,286  General Dynamics
Corp.
1,389,017
0.5
17,809
(1)
GMS, Inc.
1,139,242
0.4
100,469  Heartland Express,
Inc.
1,475,890
0.5
97,098
(1)
Hillman Solutions
Corp.
801,059
0.3
13,331  Huntington Ingalls
Industries, Inc.
2,727,256
1.0
15,664
(1)
IBEX Holdings Ltd.
242,009
0.1
40,931
IMI PLC
778,898
0.3
4,495
Karat Packaging, Inc.
103,655
0.0
24,840
Korn Ferry
1,178,410
0.4
18,621
Loomis AB
501,144
0.2
12,739
Luxfer Holdings PLC
166,244
0.1
29,466  MSC Industrial Direct
Co., Inc. - Class A
2,892,088
1.0
13,365
Norfolk Southern Corp.
2,631,969
0.9
4,581
(1)
NV5 Global, Inc.
440,830
0.2
14,024
nVent Electric PLC
743,132
0.3
22,111
(1)
OPENLANE, Inc.
329,896
0.1
28,776
Oshkosh Corp.
2,746,094
1.0
7,021
Republic Services, Inc.
1,000,563
0.3
102,830
Southwest Airlines Co.
2,783,608
1.0
28,130
Tecnoglass, Inc.
927,165
0.3
24,209
Timken Co.
1,779,119
0.6
9,235
(1)
Titan Machinery, Inc.
245,466
0.1
21,387
(1)
Verra Mobility Corp.
399,937
0.1
23,416
Vinci SA
2,590,537
0.9
46,461,734
16.2
Information Technology : 8.1%
30,823
Amdocs Ltd.
2,604,235
0.9
35,556
Avnet, Inc.
1,713,444
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,010
Belden, Inc.
$ 387,166
0.1
52,684
(1)
Coherent Corp.
1,719,606
0.6
12,585
(1)
Cohu, Inc.
433,427
0.2
26,701
Corning, Inc.
813,580
0.3
33,272
(1)
Digital Turbine, Inc.
201,296
0.1
12,966
(1)
Euronet Worldwide,
Inc.
1,029,241
0.4
53,647
EVERTEC, Inc.
1,994,596
0.7
15,424
(1)
F5, Inc.
2,485,423
0.9
71,289
HP, Inc.
1,832,127
0.6
57,555
Juniper Networks, Inc.
1,599,453
0.6
26,846  Kulicke & Soffa
Industries, Inc.
1,305,521
0.5
4,974
MKS Instruments, Inc.
430,450
0.1
15,514
(1)
Repay Holdings Corp.
117,751
0.0
16,296
TE Connectivity Ltd.
2,013,045
0.7
34,168
(1)
Teradata Corp.
1,538,243
0.5
5,803
Teradyne, Inc.
582,969
0.2
12,152
Vontier Corp.
375,740
0.1
23,177,313
8.1
Materials : 4.9%
35,282
Akzo Nobel NV
2,543,779
0.9
273,787
Amcor PLC
2,507,889
0.9
17,391
Element Solutions, Inc.
341,037
0.1
94,656  Graphic Packaging
Holding Co.
2,108,936
0.7
6,357
(1)
Ingevity Corp.
302,657
0.1
16,660  Minerals Technologies,
Inc.
912,301
0.3
23,036  Packaging Corp. of
America
3,537,178
1.2
76,466
Pactiv Evergreen, Inc.
621,668
0.2
24,065
Sonoco Products Co.
1,307,933
0.5
14,183,378
4.9
Real Estate : 6.7%
20,151
CareTrust REIT, Inc.
413,096
0.1
20,023  Easterly Government
Properties, Inc.
228,863
0.1
11,316  Essex Property Trust,
Inc.
2,400,010
0.8
32,780  Four Corners Property
Trust, Inc.
727,388
0.3
132,195  Healthpeak Properties,
Inc.
2,427,100
0.9
28,888  Highwoods Properties,
Inc.
595,382
0.2
32,136  Kite Realty Group
Trust
688,353
0.2
7,802  National Health
Investors, Inc.
400,711
0.1
21,335
NETSTREIT Corp.
332,399
0.1
46,213  Physicians Realty
Trust
563,336
0.2
8,083
Public Storage
2,130,032
0.7
57,287
Realty Income Corp.
2,860,913
1.0
43,909  Regency Centers
Corp.
2,609,951
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
21,870  Summit Hotel
Properties, Inc.
$ 126,846
0.1
34,681
UMH Properties, Inc.
486,228
0.2
40,110
VICI Properties, Inc.
1,167,201
0.4
18,560
WP Carey, Inc.
1,003,725
0.4
19,161,534
6.7
Utilities : 7.6%
7,292
ALLETE, Inc.
385,018
0.1
5,816
Atmos Energy Corp.
616,089
0.2
27,684
CMS Energy Corp.
1,470,297
0.5
28,734
Duke Energy Corp.
2,536,063
0.9
39,946
Edison International
2,528,182
0.9
39,132
Evergy, Inc.
1,983,992
0.7
25,539
Eversource Energy
1,485,093
0.5
455  Luxfer Holdings PLC-
ADR
5,938
0.0
4,638  Northwest Natural
Holding Co.
176,986
0.1
64,239
NorthWestern Corp.
3,087,326
1.1
22,626  Pinnacle West Capital
Corp.
1,667,084
0.6
13,344  Southwest Gas
Holdings, Inc.
806,111
0.3
60,406
Spire, Inc.
3,417,772
1.2
20,008  WEC Energy Group,
Inc.
1,611,644
0.5
21,777,595
7.6
Total Common Stock
(Cost $302,056,897)
277,993,304
96.9
EXCHANGE-TRADED FUNDS : 1.4%
38,600  iShares Russell Mid-
Cap Value ETF
4,027,524
1.4
Total Exchange-Traded
Funds
(Cost $4,286,896)
4,027,524
1.4
OTHER
(4)
: —%
Consumer, Non-cyclical : —%
6,777
(1)(5)(6)
The Fresh Market
Holdings, Inc.
—
—
Total Other
(Cost $—)
—
—
PREFERRED STOCK : 0.5%
Consumer Staples : 0.5%
20,389  Henkel AG & Co.
KGaA
1,451,891
0.5
Total Preferred Stock
(Cost $1,352,722)
1,451,891
0.5
Total Long-Term
Investments
(Cost $307,696,515)
283,472,719
98.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Repurchase Agreements : 0.7%
1,000,000
(7)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/28-07/01/53)
$ 1,000,000
0.4
900,000
(7)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $900,394,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market
Value plus accrued
interest $918,000, due
10/31/23-02/15/53)
900,000
0.3
40,032
(7)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase Amount
$40,050, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$40,833, due 10/02/23)
40,032
0.0
Total Repurchase
Agreements
(Cost $1,940,032)
1,940,032
0.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.2%
3,640,839
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $3,640,839) $ 3,640,839 1.2
Total Short-Term
Investments
(Cost $5,580,871)
$ 5,580,871
1.9
Total Investments in
Securities
(Cost $313,277,386) $ 289,053,590 100.7
Liabilities in Excess
of Other Assets (1,994,044) (0.7)
Net Assets $ 287,059,546 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Security is a Master Limited Partnership.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 9,398,219 $ — $ — $ 9,398,219
Consumer Discretionary 18,602,995 1,647,083 — 20,250,078
Consumer Staples 14,227,575 3,775,418 — 18,002,993
Energy 16,608,033 — — 16,608,033
Financials 58,629,217 — — 58,629,217
Health Care 30,343,210 — — 30,343,210
Industrials 38,552,413 7,909,321 — 46,461,734
Information Technology 23,177,313 — — 23,177,313
Materials 11,639,599 2,543,779 — 14,183,378
Real Estate 19,161,534 — — 19,161,534
Utilities 21,777,595 — — 21,777,595
Total Common Stock 262,117,703 15,875,601 — 277,993,304
Exchange-Traded Funds 4,027,524 — — 4,027,524
Preferred Stock — 1,451,891 — 1,451,891
Short-Term Investments 3,640,839 1,940,032 — 5,580,871
Total Investments, at fair value $ 269,786,066 $ 19,267,524 $ — $ 289,053,590
Other Financial Instruments+
Forward Foreign Currency Contracts — 29,785 — 29,785
Total Assets $ 269,786,066 $ 19,297,309 $ — $ 289,083,375
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (5,100) $ — $ (5,100)
Total Liabilities $ — $ (5,100) $ — $ (5,100)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, VY® American Century Small-Mid Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
The Fresh Market Holdings, Inc. 11/14/2022 $ — $ —
$ — $ —
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® American Century Small-
Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 4,039,440 EUR 3,800,241 Bank of America N.A. 12/22/23 $ 5,866
USD 1,243,820 CAD 1,677,105 Goldman Sachs & Co. 12/22/23 7,422
USD 3,133,644 GBP 2,564,777 Goldman Sachs & Co. 12/22/23 2,495
CAD 51,805 USD 38,418 Goldman Sachs & Co. 12/22/23 (226)
USD 4,040,170 EUR 3,800,242 JPMorgan Chase Bank N.A. 12/22/23 6,596
USD 4,040,979 EUR 3,800,241 Morgan Stanley 12/22/23 7,406
USD 407,426 SEK 4,485,612 UBS AG 12/22/23 (4,874)
$ 24,685

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
SEK
—
Swedish Krona
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 12,289,857
Gross Unrealized Depreciation (36,513,653)
Net Unrealized Depreciation $ (24,223,796)